Cover	12 Months Ended
Jun. 30, 2026 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-41990
Entity Registrant Name	Mobile-health Network Solutions
Entity Central Index Key	0001976695
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Venture Drive
Entity Address, Address Line Two	#07-08 Vision Exchange
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	608526
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	MNDR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7095
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Mobile-Health Network Solutions and its subsidiaries (collectively, the “Company”) as of June 30, 2026 and 2025, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended June 30, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	JWF Assurance PAC
Auditor Location	Singapore
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	1,079,569
Entity Listing, Par Value Per Share | $ / shares	$ 0.00096
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	305,947
Entity Listing, Par Value Per Share | $ / shares	$ 0.00096
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2 Venture Drive
Entity Address, Address Line Two	#07-08 Vision Exchange
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	608526
City Area Code	+65
Local Phone Number	6222 5223
Contact Personnel Name	Mr. Siaw Tung Yeng